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                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re: Van Kampen Equity Trust, on behalf of each of its series, Van Kampen Aggressive Growth Fund, Van Kampen Growth Fund, Van Kampen Select Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund, Rule 497(j) Filing (File Nos. 33-8122 and 811-4805)

Ladies and Gentlemen:

     Van Kampen Equity Trust, on behalf of each of its series, Van Kampen Aggressive Growth Fund, Van Kampen Growth Fund, Van Kampen Select Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund, filed via EDGAR on July 19, 2002 an electronically signed copy of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses of Van Kampen Growth Fund, Van Kampen Select Growth Fund and Van Kampen Utility Fund and the Statements of Additional Information of Van Kampen Aggressive Growth Fund, Van Kampen Growth Fund, Van Kampen Select Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund and Van Kampen Utility Fund contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. Final Prospectuses for Van Kampen Aggressive Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund and Van Kampen Value Opportunities Fund and the final Statement of Additional Information for Van Kampen Value Opportunities Fund will be filed pursuant to Rule 497 under separate cover.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-5295 or Charles Taylor at (312) 407-0863.

                                        Very truly yours,

                                        /s/  Sara L. Badler

                                        Sara L. Badler
                                        Assistant Secretary